Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories
Schedule of inventories

	2022	2021
Content providing	135,876	75,778
Educational content (a)	94,089	71,314
Consumables and supplies	2,204	2,128
Inventories held by third parties	21,891	9,362
	254,060	158,582
(a)	Costs being incurred to produce educational content. These costs include incurred personnel costs and third parties’ services for editing educational content and related activities (graphic design, editing, proofreading and layout, among others).

Summary of movement in the inventory reserve

	2022	2021	2020
Balance at beginning of the year	(25,715)	(7,510)	(6,517)
Inventory reserve	(40,671)	(26,778)	(7,453)
Write-off of inventories against reserve	7,763	8,573	6,460
Balance at end of year	(58,623)	(25,715)	(7,510)